Note 17 - Leases: Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases (Tables)	Dec. 31, 2024
Finance Lease Liabilities
Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases
	As of December 31, 2024	As of December 31, 2023

Weighted-average remaining term in number of months
Finance leases	11.00
Weighted-average discount rate
Finance leases	3.95%	-